Business acquisitions and disposition - Summary of Fair Value of Consideration From FX Innovation Acquisition (Details) - FX Innovation $ in Millions	Jun. 01, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash consideration paid	$ 145
Cash consideration payable	12
Contingent consideration	6
Total cost to be allocated	163
Trade and other receivables	23
Prepaid expenses	4
Finite-life intangibles	4
Other non-current assets	3
Trade payables and other liabilities	(15)
Contract liabilities	(3)
Debt due within one year	(5)
Identifiable assets acquired (liabilities assumed), excluding cash and cash equivalents and goodwill	11
Cash and cash equivalents	1
Fair value of net assets acquired	12
Goodwill recognised as of acquisition date	$ 151